Operating Leases (Details) - USD ($)		1 Months Ended	2 Months Ended		3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Option to extend the lease term									true
Operating lease renewal term			3 years	3 years					3 years
Quantitative information of operating leases
Operating cash flows paid for operating leases				$ 25,000				$ 108,000		$ 133,000
Weighted average remaining lease term (years)		1 year 8 months 12 days	1 year 7 months 6 days	1 year 7 months 6 days	1 year 8 months 12 days			1 year 8 months 12 days	1 year 7 months 6 days	1 year 8 months 12 days
Weighted average discount rate		8.00%	8.00%	8.00%	8.00%			8.00%	8.00%	8.00%
Operating Lease, Right-of-Use Asset			$ 226,000	$ 226,000					$ 226,000		$ 130,000
Operating Lease, Liability			227,000	227,000					$ 227,000
Operating lease cost		$ 17,000.0		$ 33,000.0	$ 57,000.0			$ 100,000		$ 200,000
Variable lease cost	$ 0	$ 0	$ 0			$ 0				$ 0
Adagio Medical Inc
Lessee, Lease, Description [Line Items]
Option to extend the lease term						true					true
Operating lease renewal term						3 years					3 years
Quantitative information of operating leases
Operating cash flows paid for operating leases						$ 92,000	$ 88,000				$ 178,000	$ 173,000
Weighted average remaining lease term (years)						1 year 9 months 18 days	1 year 10 months 24 days				1 year 8 months 12 days	2 years 2 months 12 days
Weighted average discount rate						8.00%	8.00%				8.00%	8.00%
Operating Lease, Right-of-Use Asset						$ 260,000					$ 130,000	$ 292,000
Operating Lease, Liability						263,000					131,000
Operating lease cost						100,000	$ 100,000				200,000	200,000
Variable lease cost						$ 0	$ 0				$ 0	0
Cumulative effect period of adoption, adjustment | Adagio Medical Inc
Quantitative information of operating leases
Operating Lease, Right-of-Use Asset												$ 440,000
Accounting Standards Update [Extensible Enumeration]												us-gaap:AccountingStandardsUpdate201602Member
Operating Lease, Liability												$ 443,000